UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TCS Capital Management, LLC
Address: 888 Seventh Avenue
         Suite 1504
         New York, New York  10019

13F File Number:  28-10918

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eamon Smith
Title:     Chief Financial Officer
Phone:     212.621.8771

Signature, Place, and Date of Signing:

     Eamon Smith     New York, New York     August 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     40

Form13F Information Table Value Total:     $2,181,221 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETHER HLDGS INC               COM              00809C106    12073  2195000 SH       SOLE                  2195000
ALLTEL CORP                    COM              020039103    53536   838724 SH       SOLE                   838724
AMERICAN TOWER CORP            CL A             029912201   134951  4336479 SH       SOLE                  4336479
APPLE COMPUTER INC             COM              037833100    48966   855000 SH       SOLE                   855000
BAIDU COM INC                  SPON ADR REP A   056752108    19019   230450 SH       SOLE                   230450
BROADWING CORP                 COM              11161E101    77625  7500000 SH       SOLE                  7500000
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109    87803  4093400 SH       SOLE                  4093400
CENTRAL EUROPEAN MEDIA ENTRP   CL A NEW         G20045202   156414  2475297 SH       SOLE                  2475297
CITADEL BROADCASTING CORP      COM              17285T106     5064   569042 SH       SOLE                   569042
CONVERA CORP                   CL A             211919105     2839   422544 SH       SOLE                   422544
CTC MEDIA INC                  COM              12642X106    25643  1404300 SH       SOLE                  1404300
DOBSON COMMUNICATIONS CORP     CL A             256069105    82223 10636813 SH       SOLE                 10636813
DREAMWORKS ANIMATION SKG INC   CL A             26153C103    15746   687600 SH       SOLE                   687600
ELECTRONIC ARTS INC            COM              285512109    24481   568800 SH       SOLE                   568800
EMMIS COMMUNICATIONS CORP      CL A             291525103    39136  2502300 SH       SOLE                  2502300
EQUINIX INC                    COM NEW          29444U502    95116  1733800 SH       SOLE                  1733800
FIRST AVE NETWORKS INC         COM              31865X106   104666  9620039 SH       SOLE                  9620039
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109   133892  2054817 SH       SOLE                  2054817
GLOBAL CROSSING LTD            SHS NEW          G3921A175    10710   602700 SH       SOLE                   602700
GOOGLE INC                     CL A             38259P508   119985   286136 SH       SOLE                   286136
LIBERTY MEDIA HLDG CORP        INT COM SER A    53071M104    41401  2398650 SH       SOLE                  2398650
LIONS GATE ENTMNT CORP         COM NEW          535919203    22887  2676900 SH       SOLE                  2676900
MOVE INC                       COM              62458M108    60552 11049549 SH       SOLE                 11049549
NETFLIX COM INC                COM              64110L106    83397  3064944 SH       SOLE                  3064944
NETRATINGS INC                 COM              64116M108    48272  3475284 SH       SOLE                  3475284
NEUSTAR INC                    CL A             64126X201    83585  2476600 SH       SOLE                  2476600
NTELOS HLDGS CORP              COM              67020Q107    14493  1003000 SH       SOLE                  1003000
ORASCOM TELECOM HOLDING SAE    COM              68554W205    44452  1089500 SH       SOLE                  1089500
PRIMEDIA INC                   COM              74157K101     6863  3750312 SH       SOLE                  3750312
RESEARCH IN MOTION LTD         COM              760975102    58736   841856 SH       SOLE                   841856
RURAL CELLULAR CORP            CL A             781904107     6834   621800 SH       SOLE                   621800
SBA COMMUNICATIONS CORP        COM              78388J106    95842  3666500 SH       SOLE                  3666500
SIRIUS SATELLITE RADIO INC     COM              82966U103    39750  8368500 SH       SOLE                  8368500
UNITED STATES CELLULAR CORP    COM              911684108    84852  1400200 SH       SOLE                  1400200
VALUECLICK INC                 COM              92046N102    31002  2019700 SH       SOLE                  2019700
VIVENDI                        SPON ADR NEW     92851S204     1746    50000 SH       SOLE                    50000
VODAFONE GROUP PLC             COM              92857W209     8520   400000 SH       SOLE                   400000
WARNER MUSIC GROUP CORP        COM              934550104    91871  3116400 SH       SOLE                  3116400
YAHOO INC                      COM              984332106   102538  3107200 SH       SOLE                  3107200
YOUNG BROADCASTING INC         CL A             987434107     3740  1191046 SH       SOLE                  1191046